Exposures	6 Months Ended
Jun. 30, 2022
Exposures
Exposures

Note 10. Exposures

Net exposures are reported after taking into consideration effects of guarantees and credit default swaps. Amounts are calculated in accordance with capital adequacy calculations, but before the application of credit conversion factors.

Total net exposures by exposure class

	Credits & interest-bearing				Committed undisbursed loans,
	securities				derivatives, etc.				Total
	June 30, 2022		December 31, 2021		June 30, 2022		December 31, 2021		June 30, 2022		December 31, 2021
Skr bn	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central-governments	161.5	47.6	136.1	44.4	60.9	72.2	49.4	74.8	222.4	52.6	185.5	49.8
Regional-governments	12.0	3.5	14.3	4.7	0.9	1.1	1.0	1.5	12.9	3.1	15.3	4.1
Multilateral development banks	1.6	0.5	3.0	1.0	0.0	0.0	—	—	1.6	0.4	3.0	0.8
Public Sector Entity	2.6	0.8	5.4	1.7	—	—	—	—	2.6	0.6	5.4	1.4
Financial-institutions	37.8	11.2	34.9	11.4	8.9	10.6	6.3	9.5	46.7	11.0	41.2	11.1
Corporates	123.1	36.4	112.7	36.8	13.6	16.1	9.4	14.2	136.7	32.3	122.1	32.8
Total	338.6	100.0	306.4	100.0	84.3	100.0	66.1	100.0	422.9	100.0	372.5	100.0

Net exposure by region and exposure class, as of June 30, 2022

							West
							European	Central-
	Middle						countries	and East
	East/	Asia excl.		North	Latin		excl.	European
Skr bn	Africa	Japan	Japan	America	America	Sweden	Sweden	countries	Total
Central governments	0.0	0.4	2.7	1.2	—	200.8	15.0	2.3	222.4
Regional governments	—	—	—	—	—	12.9	0.0	—	12.9
Multilateral development banks	—	—	—	—	—	—	1.6	—	1.6
Public Sector Entity	—	—	—	—	—	—	2.6	—	2.6
Financial institutions	0.1	—	2.4	2.0	—	17.4	24.7	0.1	46.7
Corporates	0.2	1.0	3.3	5.4	3.4	96.2	25.9	1.3	136.7
Total	0.3	1.4	8.4	8.6	3.4	327.3	69.8	3.7	422.9

Net exposure by region and exposure class, as of December 31, 2021

							West
							European	Central-
	Middle						countries	and East
	East/	Asia excl.		North	Latin		excl.	European
Skr bn	Africa	Japan	Japan	America	America	Sweden	Sweden	countries	Total
Central governments	—	0.4	2.0	2.0	—	161.5	17.0	2.6	185.5
Regional governments	—	—	—	—	—	15.3	0.0	—	15.3
Multilateral development banks	—	—	—	—	—	—	3.0	—	3.0
Public Sector Entity	—	—	—	—	—	—	5.4	—	5.4
Financial institutions	0.0	—	2.4	4.9	—	15.1	18.6	0.2	41.2
Corporates	1.4	1.2	3.3	5.7	3.3	82.7	23.1	1.4	122.1
Total	1.4	1.6	7.7	12.6	3.3	274.6	67.1	4.2	372.5

Net exposure to European countries, excluding Sweden

	June 30,	December 31,
Skr bn	2022	2021
Germany	10.9	10.3
France	10.5	7.8
United Kingdom	7.6	7.0
Denmark	6.9	5.4
Finland	6.7	8.2
Austria	5.5	6.0
Norway	5.2	6.8
The Netherlands	4.3	4.0
Luxembourg	3.2	4.3
Spain	3.2	2.3
Belgium	2.9	2.9
Poland	2.5	2.8
Portugal	1.1	1.0
Ireland	0.9	0.6
Switzerland	0.6	0.4
Serbia	0.4	0.4
Lithuania	0.3	0.3
Italy	0.2	0.1
Czech Republic	0.2	0.2
Latvia	0.1	0.1
Iceland	0.1	0.1
Estonia	0.1	0.1
Slovakia	0.1	0.1
Total	73.5	71.2